Intangibles - Schedule (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 153,062	$ 155,834
Acquisition Cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	89,272	89,272
Acquisition Cost [member] | Port terminal operating rights [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	53,152	53,152
Acquisition Cost [member] | Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	36,120	36,120
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(40,306)	(37,534)
Accumulated depreciation and amortisation [member] | Port terminal operating rights [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(14,834)	(13,835)
Accumulated depreciation and amortisation [member] | Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(25,472)	(23,699)
Net Book Value
Disclosure of detailed information about intangible assets [line items]
Intangible assets	48,966	51,738
Net Book Value | Port terminal operating rights [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	38,318	39,317
Net Book Value | Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 10,648	$ 12,421